OTHER FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Sales	$ 1,348.2	$ 1,267.4	$ 533.6	$ 535.4	$ 518.0	$ 499.8	$ 593.6	$ 570.4	$ 577.4	$ 2,854.4	$ 2,241.2	$ 2,515.0
Cost of goods sold	1,175.4	1,148.1	460.0	445.5	433.2	421.9	492.3	463.6	475.4	2,486.8	1,853.2	2,033.7
Income from continuing operations						12.8	26.1	36.6	29.5	(1.4)	105.0	178.6
Income from discontinued operations, net						0.0	0.0	0.7	0.0	0.0	0.7	0.0
Net income	$ (37.9)	$ (62.7)	$ 5.9	$ 42.3	$ 13.1	$ 12.8	$ 26.1	$ 37.3	$ 29.5	$ (1.4)	$ 105.7	$ 178.6
Earnings per Share, Basic [Abstract]
Income from continuing operations						$ 0.16	$ 0.33	$ 0.46	$ 0.37	$ (0.01)	$ 1.33	$ 2.24
Income from discontinued operations, net						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Basic net income per share (in dollars per share)	$ (0.23)	$ (0.39)	$ 0.08	$ 0.55	$ 0.17	0.16	0.33	0.47	0.37	(0.01)	1.34	2.24
Earnings per Share, Diluted [Abstract]
Income (Loss) from Continuing Operations, Per Diluted Share						0.16	0.33	0.46	0.37	(0.01)	1.32	2.21
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share						0.00	0.00	0.01	0.00	0.00	0.01	0.00
Diluted net income per share (in dollars per share)	(0.23)	(0.39)	0.08	0.54	0.17	0.16	0.33	0.47	0.37	(0.01)	1.33	$ 2.21
Common Stock, Dividends, Per Share, Declared	$ 0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.80	0.80
Market price of common stock [Abstract]
High (in dollars per share)		22.13	27.18	32.56	34.34	25.97	28.08	29.28	29.18	34.34	29.28
Low (in dollars per share)		$ 16.60	$ 15.73	$ 26.77	$ 22.00	$ 20.43	$ 25.23	$ 26.42	$ 24.51	$ 15.73	$ 20.43